Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Maturities Of Long Term Debt [Line Items]
2014	$ 4,132
2015	3,013
2016	3,813
2017	2,545
2018	1,534
Thereafter	5,012
Total	20,049	25,516
Parent Company [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2014	1,499
2015	1,749
2016	1,940
2017	1,247
2018	1,496
Thereafter	3,485
Total	$ 11,416	$ 12,772